Portfolio of Investments
Touchstone Balanced Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 62.2%
	Information Technology — 16.6%
11,815	Apple, Inc.	$ 2,026,036
2,297	International Business Machines Corp.	438,635
7,474	Microsoft Corp.	3,144,461
6,425	Oracle Corp.	807,044
2,843	Salesforce, Inc.	856,255
2,167	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	294,820
3,445	Texas Instruments, Inc.	600,154
1,774	Workday, Inc. - Class A*	483,859
		8,651,264
	Health Care — 9.8%
1,470	Becton Dickinson & Co.	363,751
5,572	BioMarin Pharmaceutical, Inc.*	486,658
8,612	Bristol-Myers Squibb Co.	467,029
2,069	Cencora, Inc.	502,746
2,624	HCA Healthcare, Inc.	875,183
5,088	Johnson & Johnson	804,871
7,617	Medtronic PLC	663,822
1,872	UnitedHealth Group, Inc.	926,078
		5,090,138
	Communication Services — 9.5%
11,878	Alphabet, Inc. - Class C*	1,808,544
11,352	Comcast Corp. - Class A	492,109
4,168	Meta Platforms, Inc. - Class A	2,023,897
569	Netflix, Inc.*	345,571
2,571	Walt Disney Co. (The)	314,588
		4,984,709
	Financials — 9.2%
21,005	Bank of America Corp.	796,510
3,421	Berkshire Hathaway, Inc. - Class B*	1,438,599
4,870	Charles Schwab Corp. (The)	352,296
1,852	Goldman Sachs Group, Inc. (The)	773,562
371	Markel Group, Inc.*	564,469
3,103	Visa, Inc. - Class A	865,985
		4,791,421
	Consumer Discretionary — 5.5%
2,475	Airbnb, Inc. - Class A*	408,276
2,059	Alibaba Group Holding Ltd. (China) ADR	148,989
9,389	Amazon.com, Inc.*	1,693,588
1,431	Hilton Worldwide Holdings, Inc.	305,247
3,527	Starbucks Corp.	322,332
		2,878,432
	Industrials — 4.9%
2,347	Boeing Co. (The)*	452,948
826	FedEx Corp.	239,325
893	Hubbell, Inc.	370,640
5,413	RTX Corp.	527,930
8,883	Southwest Airlines Co.	259,295
6,190	SS&C Technologies Holdings, Inc.	398,450
3,382	Stanley Black & Decker, Inc.	331,199
		2,579,787
	Consumer Staples — 2.3%
10,318	Monster Beverage Corp.*	611,651
6,302	Philip Morris International, Inc.	577,389
		1,189,040
Shares		Market Value

	Energy — 2.1%
7,218	Exxon Mobil Corp.	$ 839,020
4,745	Schlumberger NV	260,074
		1,099,094
	Materials — 1.6%
6,422	DuPont de Nemours, Inc.	492,375
3,765	International Flavors & Fragrances, Inc.	323,752
		816,127
	Real Estate — 0.7%
1,767	Jones Lang LaSalle, Inc.*	344,724
	Total Common Stocks	$32,424,736
Principal Amount
	Corporate Bonds — 17.9%
	Financials — 4.8%
$ 150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	139,256
114,000	American Express Co., 5.282%, 7/27/29	114,700
107,000	American Tower Corp. REIT, 5.900%, 11/15/33	110,883
112,000	Ares Capital Corp., 3.250%, 7/15/25	108,209
81,000	Bank of America Corp., 2.687%, 4/22/32	68,706
82,000	Bank of America Corp., 3.705%, 4/24/28	78,496
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	87,687
80,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	83,595
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	62,638
77,000	Citigroup, Inc., 3.200%, 10/21/26	73,338
60,000	Citigroup, Inc., 6.174%, 5/25/34	60,861
112,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.139%, 2/15/27(A)	110,075
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	102,364
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	52,641
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	111,816
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	94,607
74,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	75,160
112,000	Mastercard, Inc., 2.000%, 11/18/31	92,499
109,000	Morgan Stanley, 3.950%, 4/23/27	105,240
66,000	Morgan Stanley, 5.297%, 4/20/37	63,345
74,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	71,476
76,000	Northern Trust Corp., 6.125%, 11/2/32	80,338
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	88,615
117,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.173%, 6/1/28(A)	111,530
98,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	98,986
185,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.239%, 5/15/27(A)	175,842
68,000	US Bancorp, 4.967%, 7/22/33	64,332
		2,487,235
	Consumer Discretionary — 2.0%
153,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	122,958
88,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	83,336
62,000	Brunswick Corp., 4.400%, 9/15/32	56,444
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	89,004
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	56,606
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	63,561
84,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	84,270
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	110,587
52,000	Mattel, Inc., 5.450%, 11/1/41	48,152
90,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	82,729
110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	102,619

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.9% (Continued)
	Consumer Discretionary — 2.0% (Continued)
$ 60,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	$ 59,618
104,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	86,367
		1,046,251
	Industrials — 1.7%
100,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	86,172
83,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	87,753
54,000	Carrier Global Corp., 3.577%, 4/5/50	40,240
94,000	FedEx Corp., 5.100%, 1/15/44	88,442
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	76,374
54,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	54,059
92,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.304%, 2/15/42(A)	80,062
70,000	Timken Co. (The), 4.500%, 12/15/28	68,640
114,000	Waste Management, Inc., 4.875%, 2/15/34	113,210
52,000	WestRock MWV LLC, 8.200%, 1/15/30	59,401
117,000	Xylem, Inc., 1.950%, 1/30/28	105,101
		859,454
	Health Care — 1.6%
84,000	AbbVie, Inc., 4.450%, 5/14/46	75,444
90,000	Amgen, Inc., 5.150%, 3/2/28	90,623
67,000	Becton Dickinson & Co., 4.685%, 12/15/44	60,720
86,000	CommonSpirit Health, 4.187%, 10/1/49	71,615
73,000	CVS Health Corp., 5.125%, 7/20/45	67,340
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	84,092
72,000	Elevance Health, Inc., 4.750%, 2/15/33	70,251
88,000	HCA, Inc., 5.375%, 9/1/26	88,000
72,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	73,707
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	88,262
100,000	Viatris, Inc., 2.700%, 6/22/30	84,833
		854,887
	Consumer Staples — 1.4%
63,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	59,753
20,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	20,473
32,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	33,917
50,000	J M Smucker Co. (The), 6.500%, 11/15/53	55,543
33,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	23,948
64,000	Kroger Co. (The), 5.000%, 4/15/42	60,292
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	83,222
55,000	PepsiCo, Inc., 1.625%, 5/1/30	46,169
156,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	124,567
125,000	Philip Morris International, Inc., 5.375%, 2/15/33	126,050
65,000	Starbucks Corp., 3.350%, 3/12/50	46,428
70,000	Tyson Foods, Inc., 5.400%, 3/15/29	70,619
		750,981
	Information Technology — 1.4%
107,000	Apple, Inc., 4.650%, 2/23/46	102,960
116,000	Broadcom, Inc., 4.150%, 11/15/30	109,775
128,000	Cisco Systems, Inc., 4.850%, 2/26/29	129,006
105,000	Marvell Technology, Inc., 2.950%, 4/15/31	90,639
54,000	Micron Technology, Inc., 2.703%, 4/15/32	45,119
20,000	Micron Technology, Inc., 6.750%, 11/1/29	21,478
138,000	Microsoft Corp., 2.525%, 6/1/50	90,557
46,000	Oracle Corp., 2.650%, 7/15/26	43,546
32,000	Oracle Corp., 3.600%, 4/1/40	25,242
Principal Amount		MarketValue

	Information Technology — 1.4% (Continued)
$ 24,000	Oracle Corp., 4.300%, 7/8/34	$ 22,150
71,000	VMware LLC, 1.400%, 8/15/26	64,865
		745,337
	Utilities — 1.4%
127,000	CMS Energy Corp., 4.750%, 6/1/50	116,923
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	61,426
72,000	Edison International, 4.125%, 3/15/28	69,015
98,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	93,223
22,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.631%, 10/1/66(A)	20,924
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	66,923
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	86,357
89,000	PacifiCorp., 5.750%, 4/1/37	90,473
113,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.681%, 5/15/67(A)	109,609
		714,873
	Energy — 1.3%
93,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	79,244
30,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	27,243
106,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	115,179
67,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	65,092
95,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	91,763
97,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	108,186
89,000	Occidental Petroleum Corp., 7.950%, 6/15/39	104,377
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	19,949
80,000	Western Midstream Operating LP, 5.250%, 2/1/50	71,507
		682,540
	Communication Services — 1.1%
54,000	AT&T, Inc., 4.500%, 5/15/35	50,505
60,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	55,669
42,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 2/1/34	43,106
74,000	Comcast Corp., 4.000%, 3/1/48	60,128
28,000	Paramount Global, 4.200%, 5/19/32	23,284
104,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	103,169
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	110,518
42,000	T-Mobile USA, Inc., 5.750%, 1/15/54	43,570
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	62,782
		552,731
	Real Estate — 0.9%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	94,828
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	119,494
94,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	86,072
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	73,240
46,000	Store Capital LLC REIT, 2.700%, 12/1/31	36,208
8,000	Store Capital LLC REIT, 2.750%, 11/18/30	6,432
63,000	Store Capital LLC REIT, 4.625%, 3/15/29	59,303
		475,577
	Materials — 0.3%
90,000	Celanese US Holdings LLC, 6.165%, 7/15/27	91,690
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	72,610
		164,300
	Total Corporate Bonds	$9,334,166
	U.S. Treasury Obligations — 11.3%
30,000	U.S. Treasury Bond, 4.000%, 11/15/42	28,302
805,000	U.S. Treasury Bond, 4.750%, 11/15/43	836,320
431,436	U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/34	426,576

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Treasury Obligations — 11.3% (Continued)
$ 226,109	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/54	$ 229,178
825,000	U.S. Treasury Note, 4.000%, 1/31/29	816,943
337,000	U.S. Treasury Note, 4.000%, 2/15/34	331,734
2,830,000	U.S. Treasury Note, 4.375%, 11/30/28	2,846,471
360,000	U.S. Treasury Note, 4.625%, 2/28/26	359,789
	Total U.S. Treasury Obligations	$5,875,313
	U.S. Government Mortgage-Backed Obligations — 3.6%
91,187	FHLMC, Pool #G05624, 4.500%, 9/1/39	89,622
61,924	FHLMC, Pool #Q29260, 4.000%, 10/1/44	58,802
284,945	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	271,646
291,363	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	277,840
281,492	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	268,426
272,591	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	266,776
289,822	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	283,159
36,579	FNMA, Pool #725423, 5.500%, 5/1/34	37,363
32,971	FNMA, Pool #725610, 5.500%, 7/1/34	33,678
7,525	FNMA, Pool #890310, 4.500%, 12/1/40	7,387
26,310	FNMA, Pool #AD9193, 5.000%, 9/1/40	26,275
274,867	FNMA, Pool #FS2906, 5.000%, 9/1/52	268,579
	Total U.S. Government Mortgage-Backed Obligations	$1,889,553
	Commercial Mortgage-Backed Securities — 3.3%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	51,518
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	122,104
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	235,957
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	64,717
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	151,030
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	223,536
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	78,345
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	68,192
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	220,856
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	157,265
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	71,887
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	153,912
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	130,631
	Total Commercial Mortgage-Backed Securities	$1,729,950
	Sovereign Government Obligations — 0.3%
146,000	Peruvian Government International Bond, 2.780%, 12/1/60	83,629
74,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	73,495
	Total Sovereign Government Obligations	$157,124
Shares		MarketValue
	Short-Term Investment Fund — 1.2%
635,639	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	$ 635,639
	Total Investment Securities—99.8% (Cost $41,059,066)	$52,046,481
	Other Assets in Excess of Liabilities — 0.2%	115,079
	Net Assets — 100.0%	$52,161,560
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $1,450,636 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$32,424,736	$—	$—	$32,424,736
Corporate Bonds	—	9,334,166	—	9,334,166
U.S. Treasury Obligations	—	5,875,313	—	5,875,313
U.S. Government Mortgage-Backed Obligations	—	1,889,553	—	1,889,553
Commercial Mortgage-Backed Securities	—	1,729,950	—	1,729,950
Sovereign Government Obligations	—	157,124	—	157,124
Short-Term Investment Fund	635,639	—	—	635,639
Total	$33,060,375	$18,986,106	$—	$52,046,481
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – March 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.8%
	Financials — 11.2%
$ 269,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 249,733
239,000	American Express Co., 5.282%, 7/27/29	240,468
285,000	American Tower Corp. REIT, 5.900%, 11/15/33	295,343
191,000	Ares Capital Corp., 3.250%, 7/15/25	184,535
135,000	Bank of America Corp., 2.687%, 4/22/32	114,509
169,000	Bank of America Corp., 3.705%, 4/24/28	161,778
226,000	Bank of Montreal (Canada), 3.803%, 12/15/32	210,821
206,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	215,258
167,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	133,044
254,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	211,118
119,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	106,485
152,000	Citigroup, Inc., 3.200%, 10/21/26	144,772
122,000	Citigroup, Inc., 6.174%, 5/25/34	123,752
212,000	Citizens Bank NA, 4.575%, 8/9/28	202,979
214,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	197,088
236,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.139%, 2/15/27(A)	231,944
237,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	198,855
123,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	117,724
173,000	JPMorgan Chase & Co., 2.956%, 5/13/31	151,126
226,000	JPMorgan Chase & Co., 3.509%, 1/23/29	213,812
139,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	141,178
252,000	Mastercard, Inc., 2.000%, 11/18/31	208,123
210,000	Morgan Stanley, 3.950%, 4/23/27	202,756
170,000	Morgan Stanley, 5.297%, 4/20/37	163,160
185,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	178,691
200,000	Northern Trust Corp., 6.125%, 11/2/32	211,415
266,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	208,597
281,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.173%, 6/1/28(A)	267,863
204,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	206,052
349,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.239%, 5/15/27(A)	331,724
159,000	US Bancorp, 4.967%, 7/22/33	150,422
		5,975,125
	Consumer Discretionary — 4.5%
289,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	232,253
185,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	175,194
132,000	Brunswick Corp., 4.400%, 9/15/32	120,172
340,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	288,202
114,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	115,234
153,000	Home Depot, Inc. (The), 5.950%, 4/1/41	164,828
159,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	159,512
153,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	156,157
208,000	Lowe's Cos., Inc., 4.500%, 4/15/30	203,558
114,000	Mattel, Inc., 5.450%, 11/1/41	105,564
190,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	174,651
241,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	224,830
125,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	124,203
226,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	187,682
		2,432,040
	Health Care — 3.8%
191,000	AbbVie, Inc., 4.450%, 5/14/46	171,545
156,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	121,620
204,000	Amgen, Inc., 5.150%, 3/2/28	205,412
179,000	Becton Dickinson & Co., 4.685%, 12/15/44	162,222
177,000	CommonSpirit Health, 4.187%, 10/1/49	147,394
Principal Amount		Market Value

	Health Care — 3.8% (Continued)
$ 162,000	CVS Health Corp., 5.125%, 7/20/45	$ 149,441
197,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	159,289
183,000	Elevance Health, Inc., 4.750%, 2/15/33	178,556
217,000	HCA, Inc., 5.375%, 9/1/26	217,000
152,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	155,603
210,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	173,224
204,000	Viatris, Inc., 2.700%, 6/22/30	173,059
		2,014,365
	Industrials — 3.7%
183,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	157,695
190,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	200,880
135,000	Carrier Global Corp., 3.577%, 4/5/50	100,599
229,000	FedEx Corp., 5.100%, 1/15/44	215,459
164,000	Norfolk Southern Corp., 4.837%, 10/1/41	154,634
108,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	108,119
192,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 7.304%, 2/15/42(A)	167,085
140,000	Timken Co. (The), 4.500%, 12/15/28	137,280
239,000	Waste Management, Inc., 4.875%, 2/15/34	237,344
347,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	322,181
136,000	WestRock MWV LLC, 8.200%, 1/15/30	155,357
		1,956,633
	Energy — 3.3%
222,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	189,163
70,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	63,567
307,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	333,584
141,000	HF Sinclair Corp., 144a, 5.000%, 2/1/28	136,984
183,495	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	166,296
266,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	256,935
199,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	221,949
167,000	Occidental Petroleum Corp., 7.950%, 6/15/39	195,853
203,000	Western Midstream Operating LP, 5.250%, 2/1/50	181,450
		1,745,781
	Consumer Staples — 3.1%
133,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	126,145
42,000	Archer-Daniels-Midland Co., 5.375%, 9/15/35	42,994
66,000	Archer-Daniels-Midland Co., 5.935%, 10/1/32	69,954
206,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	193,609
106,000	J M Smucker Co. (The), 6.500%, 11/15/53	117,751
81,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	58,782
144,000	Kroger Co. (The), 5.000%, 4/15/42	135,657
226,000	Mars, Inc., 144a, 3.875%, 4/1/39	195,919
310,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	247,536
253,000	Philip Morris International, Inc., 5.375%, 2/15/33	255,125
111,000	Starbucks Corp., 3.350%, 3/12/50	79,286
129,000	Tyson Foods, Inc., 5.400%, 3/15/29	130,140
		1,652,898
	Utilities — 3.0%
295,000	CMS Energy Corp., 4.750%, 6/1/50	271,592
126,000	Duke Energy Progress LLC, 4.150%, 12/1/44	104,591
140,000	Edison International, 4.125%, 3/15/28	134,197
227,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	203,356
247,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	234,959

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.8% (Continued)
	Utilities — 3.0% (Continued)
$ 44,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.631%, 10/1/66(A)	$ 41,847
228,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	146,715
251,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	172,029
86,000	PacifiCorp., 5.750%, 4/1/37	87,423
212,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.681%, 5/15/67(A)	205,639
		1,602,348
	Information Technology — 2.9%
228,000	Apple, Inc., 4.650%, 2/23/46	219,392
291,000	Broadcom, Inc., 4.150%, 11/15/30	275,383
272,000	Cisco Systems, Inc., 4.850%, 2/26/29	274,139
245,000	Marvell Technology, Inc., 2.950%, 4/15/31	211,490
136,000	Micron Technology, Inc., 2.703%, 4/15/32	113,633
56,000	Micron Technology, Inc., 6.750%, 11/1/29	60,138
282,000	Microsoft Corp., 2.525%, 6/1/50	185,051
117,000	Oracle Corp., 2.650%, 7/15/26	110,759
81,000	Oracle Corp., 3.600%, 4/1/40	63,894
64,000	Oracle Corp., 4.300%, 7/8/34	59,068
		1,572,947
	Communication Services — 2.3%
161,000	AT&T, Inc., 4.500%, 5/15/35	150,580
138,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	128,039
80,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 2/1/34	82,106
164,000	Comcast Corp., 4.000%, 3/1/48	133,256
62,000	Paramount Global, 4.200%, 5/19/32	51,557
216,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	214,274
226,000	T-Mobile USA, Inc., 3.875%, 4/15/30	211,671
99,000	T-Mobile USA, Inc., 5.750%, 1/15/54	102,701
228,000	Verizon Communications, Inc., 2.987%, 10/30/56	146,064
		1,220,248
	Real Estate — 2.0%
243,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	230,432
228,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	223,317
244,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	223,420
195,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	192,998
80,000	Store Capital LLC REIT, 2.700%, 12/1/31	62,970
45,000	Store Capital LLC REIT, 2.750%, 11/18/30	36,182
127,000	Store Capital LLC REIT, 4.625%, 3/15/29	119,546
		1,088,865
	Materials — 1.0%
119,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	106,972
221,000	Celanese US Holdings LLC, 6.165%, 7/15/27	225,151
203,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	177,588
		509,711
	Total Corporate Bonds	$21,770,961
	U.S. Treasury Obligations — 24.6%
85,000	U.S. Treasury Bond, 3.625%, 5/15/53	74,820
110,000	U.S. Treasury Bond, 4.000%, 11/15/42	103,774
628,000	U.S. Treasury Bond, 4.000%, 11/15/52	591,522
83,000	U.S. Treasury Bond, 4.125%, 8/15/53	79,913
2,000,000	U.S. Treasury Bond, 4.750%, 11/15/43	2,077,813
1,429,760	U.S. Treasury Inflation Indexed Bond, 1.750%, 1/15/34	1,413,652
607,983	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/54	616,234
256,000	U.S. Treasury Note, 3.375%, 5/15/33	240,040
Principal Amount		Market Value
	U.S. Treasury Obligations — 24.6% (Continued)
$ 2,000	U.S. Treasury Note, 3.875%, 8/15/33	$ 1,949
3,530,000	U.S. Treasury Note, 4.000%, 1/31/29	3,495,527
2,408,000	U.S. Treasury Note, 4.000%, 2/15/34	2,370,375
1,425,000	U.S. Treasury Note, 4.375%, 11/30/28	1,433,294
390,000	U.S. Treasury Note, 4.500%, 11/15/33	399,019
245,000	U.S. Treasury Note, 4.625%, 2/28/26	244,856
	Total U.S. Treasury Obligations	$13,142,788
	Commercial Mortgage-Backed Securities — 8.7%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	645,613
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	244,709
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	314,955
65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	60,296
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	219,153
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	324,811
118,273	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	115,411
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	211,669
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	332,433
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.890%, 10/15/36(A)	200,156
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	744,697
50,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	46,481
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.642%, 11/15/35(A)	333,011
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	340,265
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	314,385
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	65,147
70,000	WB Commercial Mortgage Trust, Ser 2024-HQ, Class A, 144a, 6.134%, 3/15/40(A)(B)	70,412
80,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	77,254
	Total Commercial Mortgage-Backed Securities	$4,660,858
	Non-Agency Collateralized Mortgage Obligations — 5.9%
41,978	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.562%, 7/25/43(A)(B)	39,524
212,303	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.498%, 6/25/45(A)(B)	202,005
250,395	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(B)	230,753
255,172	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	249,329
125,364	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.399%, 5/25/43(A)(B)	120,366
173,179	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.898%, 1/25/45(A)(B)	162,101
110,262	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.648%, 12/25/44(A)(B)	103,276
311,841	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	297,515
98	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	95

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.9% (Continued)
$ 12,424	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.508%, 3/25/43(A)(B)	$ 12,298
391,685	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.575%, 2/25/48(A)(B)	343,912
232,578	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	222,045
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	248,221
76,269	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	32,531
40,244	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.535%, 8/25/43(A)(B)	38,157
59,257	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.495%, 5/25/43(A)(B)	55,940
432,811	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.764%, 8/25/48(A)(B)	410,054
392,235	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.764%, 8/25/48(A)(B)	371,611
20,322	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,478
	Total Non-Agency Collateralized Mortgage Obligations	$3,157,211
	U.S. Government Mortgage-Backed Obligations — 5.8%
37,561	FHLMC, Pool #A95946, 4.000%, 1/1/41	35,669
25,099	FHLMC, Pool #A96485, 4.500%, 1/1/41	24,668
8,704	FHLMC, Pool #G03217, 5.500%, 9/1/37	8,902
3,873	FHLMC, Pool #G03781, 6.000%, 1/1/38	4,019
524,328	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	417,044
2,301	FNMA, Pool #561741, 7.500%, 1/1/31	2,329
137,651	FNMA, Pool #725423, 5.500%, 5/1/34	140,601
122,114	FNMA, Pool #725610, 5.500%, 7/1/34	124,733
3,152	FNMA, Pool #889734, 5.500%, 6/1/37	3,219
21,218	FNMA, Pool #AB1149, 5.000%, 6/1/40	21,190
19,871	FNMA, Pool #AB1800, 4.000%, 11/1/40	18,850
33,940	FNMA, Pool #AD3795, 4.500%, 4/1/40	33,315
37,644	FNMA, Pool #AD9150, 5.000%, 8/1/40	37,551
87,698	FNMA, Pool #AD9193, 5.000%, 9/1/40	87,582
57,067	FNMA, Pool #AE0548, 4.500%, 11/1/40	56,017
46,716	FNMA, Pool #AE4429, 4.000%, 10/1/40	44,313
826	FNMA, Pool #AH2666, 4.000%, 1/1/26	812
1,710	FNMA, Pool #AH3493, 4.000%, 2/1/26	1,677
72,461	FNMA, Pool #AL0054, 4.500%, 2/1/41	71,128
214,025	FNMA, Pool #AR9195, 3.000%, 3/1/43	191,301
178,556	FNMA, Pool #AT2016, 3.000%, 4/1/43	159,595
139,515	FNMA, Pool #BC1158, 3.500%, 2/1/46	127,357
295,774	FNMA, Pool #FM4996, 2.000%, 12/1/50	239,007
172,926	FNMA, Pool #FM5468, 2.500%, 1/1/36	158,644
257,931	FNMA, Pool #FM5682, 2.500%, 1/1/51	215,114
80,989	FNMA, Pool #MA1175, 3.000%, 9/1/42	72,600
47,210	FNMA, Pool #MA2177, 4.000%, 2/1/35	45,595
293,018	FNMA, Pool #MA4166, 3.000%, 10/1/40	262,239
64,091	GNMA, Pool #4853, 4.000%, 11/20/40	61,688
49,648	GNMA, Pool #4883, 4.500%, 12/20/40	48,964
195,086	GNMA, Pool #5175, 4.500%, 9/20/41	192,396
16,487	GNMA, Pool #736696, 4.500%, 5/15/40	16,185
118,451	GNMA, Pool #AD1745, 3.000%, 2/20/43	104,595
72,962	GNMA, Pool #MA1157, 3.500%, 7/20/43	67,883
	Total U.S. Government Mortgage-Backed Obligations	$3,096,782
Principal Amount		Market Value
	Asset-Backed Securities — 4.9%
$ 342,125	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	$ 298,001
174,952	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	166,428
288,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	267,127
265,990	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	254,621
148,750	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	143,053
294,750	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	278,338
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.271%, 10/19/34(A)	375,067
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (TSFR3M + 1.462%), 6.776%, 10/15/34(A)	350,246
294,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	274,559
208,725	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	189,814
	Total Asset-Backed Securities	$2,597,254
	Agency Collateralized Mortgage Obligations — 3.2%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	161,928
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	520,948
8,949	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	8,309
190,288	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	174,135
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	346,229
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	495,170
	Total Agency Collateralized Mortgage Obligations	$1,706,719
	Sovereign Government Obligations — 0.8%
210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	188,367
206,000	Chile Government International Bond, 3.100%, 1/22/61	129,436
138,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	137,059
	Total Sovereign Government Obligations	$454,862
Shares
	Short-Term Investment Fund — 4.2%
2,263,457	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	2,263,457
	Total Investment Securities—98.9% (Cost $55,655,110)	$52,850,892
	Other Assets in Excess of Liabilities — 1.1%	561,366
	Net Assets — 100.0%	$53,412,258
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.

Touchstone Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $11,845,373 or 22.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$21,770,961	$—	$21,770,961
U.S. Treasury Obligations	—	13,142,788	—	13,142,788
Commercial Mortgage-Backed Securities	—	4,660,858	—	4,660,858
Non-Agency Collateralized Mortgage Obligations	—	3,157,211	—	3,157,211
U.S. Government Mortgage-Backed Obligations	—	3,096,782	—	3,096,782
Asset-Backed Securities	—	2,597,254	—	2,597,254
Agency Collateralized Mortgage Obligations	—	1,706,719	—	1,706,719
Sovereign Government Obligations	—	454,862	—	454,862
Short-Term Investment Fund	2,263,457	—	—	2,263,457
Other Financial Instruments
Futures
Interest rate contracts	5,836	—	—	5,836
Total Assets	$2,269,293	$50,587,435	$—	$52,856,728
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(173,481)	$—	$(173,481)
Futures
Interest rate contracts	(31,944)	—	—	(31,944)
Total Liabilities	$(31,944)	$(173,481)	$—	$(205,425)
Total	$2,237,349	$50,413,954	$—	$52,651,303

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At March 31, 2024, $70,789 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	6/18/2024	17	$2,193,000	$(23,738)
Long Futures:
5-Year U.S. Treasury Note	6/28/2024	38	4,066,594	5,836
2-Year U.S. Treasury Note	6/28/2024	45	9,201,797	(8,206)
				$(26,108)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$2,321,550	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(170,914)	$2,567	$(173,481)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Information Technology — 27.1%
81,682	Apple, Inc.	$ 14,006,829
16,059	International Business Machines Corp.	3,066,627
50,115	Microsoft Corp.	21,084,383
42,886	Oracle Corp.	5,386,911
19,368	Salesforce, Inc.	5,833,254
14,694	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	1,999,119
24,739	Texas Instruments, Inc.	4,309,781
13,424	Workday, Inc. - Class A*	3,661,396
		59,348,300
	Health Care — 15.3%
10,197	Becton Dickinson & Co.	2,523,248
36,606	BioMarin Pharmaceutical, Inc.*	3,197,168
55,551	Bristol-Myers Squibb Co.	3,012,531
12,128	Cencora, Inc.	2,946,983
17,743	HCA Healthcare, Inc.	5,917,823
35,375	Johnson & Johnson	5,595,971
50,844	Medtronic PLC	4,431,054
12,221	UnitedHealth Group, Inc.	6,045,729
		33,670,507
	Communication Services — 15.0%
80,023	Alphabet, Inc. - Class C*	12,184,302
73,836	Comcast Corp. - Class A	3,200,790
27,348	Meta Platforms, Inc. - Class A	13,279,642
3,506	Netflix, Inc.*	2,129,299
16,977	Walt Disney Co. (The)	2,077,306
		32,871,339
	Financials — 14.5%
150,470	Bank of America Corp.	5,705,822
22,319	Berkshire Hathaway, Inc. - Class B*	9,385,586
31,471	Charles Schwab Corp. (The)	2,276,612
13,163	Goldman Sachs Group, Inc. (The)	5,498,053
2,426	Markel Group, Inc.*	3,691,111
19,208	Visa, Inc. - Class A	5,360,569
		31,917,753
	Consumer Discretionary — 8.8%
16,963	Airbnb, Inc. - Class A*	2,798,216
15,202	Alibaba Group Holding Ltd. (China) ADR	1,100,017
67,059	Amazon.com, Inc.*	12,096,102
5,141	Hilton Worldwide Holdings, Inc.	1,096,627
25,379	Starbucks Corp.	2,319,387
		19,410,349
	Industrials — 8.1%
15,193	Boeing Co. (The)*	2,932,097
7,486	FedEx Corp.	2,168,994
5,524	Hubbell, Inc.	2,292,736
37,773	RTX Corp.	3,684,001
63,607	Southwest Airlines Co.	1,856,688
Shares		Market Value

	Industrials — 8.1% (Continued)
41,743	SS&C Technologies Holdings, Inc.	$ 2,686,997
21,573	Stanley Black & Decker, Inc.	2,112,644
		17,734,157
	Consumer Staples — 3.8%
67,238	Monster Beverage Corp.*	3,985,868
46,964	Philip Morris International, Inc.	4,302,842
		8,288,710
	Energy — 3.5%
50,133	Exxon Mobil Corp.	5,827,460
32,594	Schlumberger NV	1,786,477
		7,613,937
	Materials — 2.5%
43,334	DuPont de Nemours, Inc.	3,322,418
25,448	International Flavors & Fragrances, Inc.	2,188,273
		5,510,691
	Real Estate — 1.2%
13,114	Jones Lang LaSalle, Inc.*	2,558,410
	Total Common Stocks	$218,924,153
	Short-Term Investment Fund — 0.0%
718	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	718
	Total Investment Securities—99.8% (Cost $101,005,476)	$218,924,871
	Other Assets in Excess of Liabilities — 0.2%	359,717
	Net Assets — 100.0%	$219,284,588
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$218,924,153	$—	$—	$218,924,153
Short-Term Investment Fund	718	—	—	718
Total	$218,924,871	$—	$—	$218,924,871
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Industrials — 22.1%
7,845	Albany International Corp. - Class A	$ 733,586
7,037	ASGN, Inc.*	737,196
2,710	CACI International, Inc. - Class A*	1,026,629
5,479	Clean Harbors, Inc. *	1,102,978
5,318	Crane Co.	718,621
20,320	CSG Systems International, Inc.	1,047,293
3,960	Curtiss-Wright Corp.	1,013,522
2,200	EMCOR Group, Inc.	770,440
6,769	ESCO Technologies, Inc.	724,621
30,645	ExlService Holdings, Inc.*	974,511
8,360	Federal Signal Corp.	709,513
11,268	ITT, Inc.	1,532,786
11,948	KBR, Inc.	760,610
11,712	MAXIMUS, Inc.	982,637
22,030	WNS Holdings Ltd. (India) ADR*	1,113,176
21,900	Zurn Elkay Water Solutions Corp.	732,993
		14,681,112
	Information Technology — 17.6%
6,032	Advanced Energy Industries, Inc.	615,143
33,400	Box, Inc. - Class A*	945,888
114,279	CCC Intelligent Solutions Holdings, Inc.*	1,366,777
12,460	Ciena Corp.*	616,147
10,183	CommVault Systems, Inc.*	1,032,862
12,118	Crane NXT Co.	750,104
23,677	Digi International, Inc.*	756,007
5,342	Onto Innovation, Inc.*	967,329
45,510	PowerSchool Holdings, Inc. - Class A*	968,908
3,840	Qualys, Inc.*	640,781
3,174	SPS Commerce, Inc.*	586,873
17,830	Teradata Corp.*	689,486
20,850	Tower Semiconductor Ltd. (Israel)*	697,432
31,315	Verint Systems, Inc.*	1,038,092
		11,671,829
	Health Care — 15.1%
22,452	Astrana Health, Inc.*	942,759
8,644	Bio-Techne Corp.	608,451
1,090	Chemed Corp.	699,704
24,980	Doximity, Inc. - Class A*	672,212
12,753	Encompass Health Corp.	1,053,143
8,217	Ensign Group, Inc. (The)	1,022,359
25,993	Globus Medical, Inc. - Class A*	1,394,265
9,168	Haemonetics Corp.*	782,489
9,763	Merit Medical Systems, Inc.*	739,547
31,678	Premier, Inc. - Class A	700,084
37,121	Progyny, Inc.*	1,416,166
		10,031,179
	Consumer Discretionary — 15.0%
7,380	Crocs, Inc.*	1,061,244
31,186	Frontdoor, Inc.*	1,016,040
29,480	Gentex Corp.	1,064,818
5,490	Grand Canyon Education, Inc.*	747,793
17,686	Malibu Boats, Inc. - Class A*	765,450
6,968	Oxford Industries, Inc.	783,203
5,410	PVH Corp.	760,700
8,630	Skyline Champion Corp.*	733,636
22,062	Steven Madden Ltd.	932,781
6,408	Texas Roadhouse, Inc.	989,844
2,529	TopBuild Corp.*	1,114,606
		9,970,115
Shares		Market Value

	Financials — 9.1%
28,155	Atlantic Union Bankshares Corp.	$ 994,153
3,646	Evercore, Inc. - Class A	702,183
72,228	FNB Corp.	1,018,415
37,970	Home BancShares, Inc.	932,923
12,080	SouthState Corp.	1,027,162
27,287	Webster Financial Corp.	1,385,361
		6,060,197
	Real Estate — 8.2%
16,870	Agree Realty Corp. REIT	963,614
45,280	Apple Hospitality REIT, Inc.	741,686
5,473	Colliers International Group, Inc. (Canada)	668,965
53,685	COPT Defense Properties REIT	1,297,567
34,260	Kite Realty Group Trust REIT	742,757
26,400	STAG Industrial, Inc. REIT	1,014,816
		5,429,405
	Materials — 4.2%
7,819	Ashland, Inc.	761,336
3,641	Eagle Materials, Inc.	989,442
22,001	Silgan Holdings, Inc.	1,068,368
		2,819,146
	Energy — 3.8%
20,050	Cactus, Inc. - Class A	1,004,305
21,034	ChampionX Corp.	754,910
33,940	Oceaneering International, Inc.*	794,196
		2,553,411
	Communication Services — 2.9%
42,596	Cargurus, Inc.*	983,116
14,699	Ziff Davis, Inc.*	926,625
		1,909,741
	Total Common Stocks	$65,126,135
	Short-Term Investment Fund — 1.8%
1,216,719	Dreyfus Government Cash Management, Institutional Shares, 5.20%∞Ω	1,216,719
	Total Investment Securities—99.8% (Cost $45,338,822)	$66,342,854
	Other Assets in Excess of Liabilities — 0.2%	116,527
	Net Assets — 100.0%	$66,459,381
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$64,012,959	$1,113,176	$—	$65,126,135
Short-Term Investment Fund	1,216,719	—	—	1,216,719
Total	$65,229,678	$1,113,176	$—	$66,342,854
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.